INVESTORS' MONTHLY REPORT
GRANITE FINANCE TRUSTEES LIMITED

Monthly Report re: Granite Mortgages 01-1 Plc, Granite Mortgages 02-1 Plc
Granite Mortgages 02-2 Plc, Granite Mortgages 03-1 Plc, Granite Mortgages 03-2 Plc, Granite Mortgages 03-3 Plc
Granite Mortgages 04-1 Plc, Granite Mortgages 04-2 Plc, Granite Mortgages 04-3 Plc, Granite Master Issuer Plc,
Granite Finance Funding Limited and Granite Finance Funding 2 Limited

Month ended	31-Jan-08

N.B. this data fact sheet and its notes can only be a summary of certain features of the bonds and their structure.
No representation can be made that the information herein is accurate or complete and no liability is accepted therefor.
Reference should be made to the issue documentation for a full description of the bonds and their structure. This data fact sheet and its notes are for information purposes only and are not intended as an offer or invitation with respect to the purchase or sale of any security. Reliance should not be placed on the information herein when making any decision whether to buy, hold or sell bonds (or other securities) or for any other purpose.

Commentary on asset performance in the period

The assets within the Trust continue to exhibit strong performance. The 3 month plus arrears have risen to 0.62%
by balance, but this continues to remain low by reference to industry standards. Losses have continued to increase but remain at low levels and at £10.76mm cumulative over 6 years are easily absorbed by the current month's excess spread.
Seasoning continues to increase and is currently almost 29 months.

Next trust determination date				1-Feb-08

Next trust distribution date				11-Feb-08
(6 business days from determination date)

Mortgage Loans

Number of Mortgage Loans in Pool				409,697

Current Balance - Trust Mortgage Assets				£47,897,816,938

Current Balance - Trust Cash and other Assets				£311,764,258

Last Months Closing Trust Assets				£49,801,536,472

Funding share				£7,257,815,247

Funding 2 share				£35,400,114,693

Funding and Funding 2 share				£42,657,929,940

Funding and Funding 2 Share Percentage				88.48%

Seller Share*				£5,551,651,256

Seller Share Percentage				11.52%

Minimum Seller Share (Amount)*				£3,759,340,274

Minimum Seller Share (% of Total)				7.80%

Funding Bank Balance - Principal element of Balance				£1,150,012,790

Funding 2 Bank Balance - Principal element of Balance				£1,533,128,041

Excess Spread last quarter annualised (% of Total)				0.35%
* Please see the Additional Notes to the Investor Reports

Arrears Analysis of Non Repossessed Mortgage Loans

	Number	Principal (£)	Arrears (£)	By number (%)	By Principal (%)

> = 1 < 2 Months	5,656	670,639,353	4,683,901	1.38%	1.40%

> = 2 < 3 Months	1,673	195,749,717	2,547,085	0.41%	0.41%

> = 3 < 4 Months	753	86,423,455	1,609,977	0.18%	0.18%

> = 4 < 5 Months	392	44,937,815	1,072,106	0.10%	0.09%

> = 5 < 6 Months	406	46,231,026	1,362,669	0.10%	0.10%

> = 6 < 7 Months	337	37,308,850	1,319,954	0.08%	0.08%

> = 7 < 8 Months	174	20,439,086	832,553	0.04%	0.04%

> = 8 < 9 Months	116	13,018,188	573,952	0.03%	0.03%

> = 9 < 10 Months	132	14,795,718	774,570	0.03%	0.03%

> = 10 < 11 Months	87	9,016,991	511,992	0.02%	0.02%

> = 11 < 12 Months	89	9,671,119	591,998	0.02%	0.02%

> = 12 < 13 Months	64	7,459,137	502,642	0.02%	0.02%

> = 13 < 14 Months	14	2,120,517	125,665	0.00%	0.00%

> = 14 < 15 Months	8	784,681	61,707	0.00%	0.00%

> = 15 < 16 Months	7	671,298	57,068	0.00%	0.00%

> = 16 < 17 Months	4	494,401	56,999	0.00%	0.00%

> = 17 < 18 Months	2	299,497	26,066	0.00%	0.00%

> = 18 < 19 Months	1	234,337	17,539	0.00%	0.00%

> = 19 < 20 Months	4	676,118	86,771	0.00%	0.00%

> = 20 < 21 Months	1	143,077	18,581	0.00%	0.00%

> = 21 < 22 Months	2	279,740	33,887	0.00%	0.00%

> = 22 < 23 Months	1	324,237	56,211	0.00%	0.00%

Total	9,923	1,161,718,358	16,923,893	2.42%	2.43%

Arrears are calculated in accordance with standard market practice in the UK.   A mortgage is identified as being in arrears when, on any due date, the overdue amounts which were due on previous due dates equal, in the aggregate, one or more full monthly payments.  In making an arrears determination, the administrator calculates as of the date of determination the difference between the sum of all monthly payments that were due and payable by a borrower on any due date up to that date of determination (less the aggregate amount of all authorised underpayments made by such borrower up to such date of determination) and the sum of all payments actually made by that borrower up to that date of determination.  If the result arrived at by dividing that difference (if any) by the amount of the required monthly payment equals or exceeds 1 the loan is deemed to be in arrears.  Arrears classification is determined based on the number of full monthly payments that have been missed.  A borrower that has missed payments that in the aggregate equal or exceeding 2 monthly payments (but for which the aggregate of missed payments is less than 3 monthly payments) would be classified as being between 2 - 3 months in arrears, and so on.

Properties in Possession

		Number	Principal (£)	Arrears (£)

Total (since inception)		3935	379,509,232	22,582,554

Properties in Possession				1048

Number Brought Forward				1101

Repossessed (Current Month)				36

Relinquished (Current Month)				10

Sold (since inception)				2887

Sold (current month)				79

Sale Price / Last Loan Valuation				103

Average Time from Possession to Sale (days)				155

Average Arrears at Sale				£5,112

Total Principal Loss (Since inception)				£10,757,666

Total Principal Loss (current month)				£562,740

Number of accounts experiencing a loss since inception				859

Ratio of aggregate net losses to average portfolio balance				0.00022

Average loss on accounts experiencing a loss				£12,523

MIG Claims Submitted				17

MIG Claims Outstanding				0

Average Time from Claim to Payment				84
Note: The arrears analysis and repossession information is at close of business for the report month

Substitution

			Number	Principal (£)

Substituted this period			0	£0

Substituted to date (since 26 March 2001)			1,063,063	£129,927,505,708

CPR Analysis

				% of CPR

Current Month % of CPR - Removals*				20.90%

Previous Month % of CPR - Removals*				35.80%

Current Month % of CPR - Non-Removals**				79.10%

Previous Month % of CPR - Non-Removals**				64.20%
*Removals are loans that Northern Rock has repurchased from the Trust (e.g. Further Advances and Product Switches)
**Non-Removals are scheduled repayments, overpayments and redemptions

			Monthly	Annualised

Current Month CPR Rate - Total			2.98%	30.42%

Previous Month CPR Rate - Total			1.91%	20.61%

Key pool statistics

Weighted Average Seasoning (by value) Months				28.92

Weighted Average Remaining Term (by value) Years				21.55

Average Loan Size				£116,910

Weighted Average LTV (by value)				76.93%

Weighted Average Indexed LTV (by value)				69.20%

Non Verified (by value)				44.41%

Product Breakdown

Fixed Rate (by balance)				57.06%

Together (by balance)				29.09%

Capped (by balance)				0.06%

Variable (by balance)				9.73%

Tracker (by balance)				4.05%

Total				100.0%

Geographic Analysis

	Number	% of Total	Value (£)	% of Total

East Anglia	9,335	2.28%	1,089,517,503	2.27%

East Midlands	30,624	7.47%	3,213,462,012	6.71%

Greater London	48,291	11.79%	8,949,040,223	18.68%

North	35,158	8.58%	2,773,672,518	5.79%

North West	51,170	12.49%	4,926,704,392	10.29%

Scotland	52,583	12.83%	4,368,083,774	9.12%

South East	65,500	15.99%	9,921,048,279	20.71%

South West	30,557	7.46%	3,996,391,808	8.34%

Wales	16,842	4.11%	1,658,087,653	3.46%

West Midlands	29,137	7.11%	3,211,012,983	6.70%

Yorkshire	40,500	9.89%	3,790,795,794	7.91%

Total	409,697	100%	47,897,816,938	100%

LTV Levels Breakdown

		Number	Value (£)	% of Total

0% < 25%		21,576	785,849,152	1.64%

> = 25% < 50%		52,723	4,407,696,395	9.20%

> = 50% < 55%		14,787	1,602,784,443	3.35%

> = 55% < 60%		16,179	1,872,578,550	3.91%

> = 60% < 65%		17,793	2,191,472,645	4.58%

> = 65% < 70%		20,530	2,633,568,303	5.50%

> = 70% < 75%		23,566	3,182,861,491	6.65%

> = 75% < 80%		27,363	3,890,439,689	8.12%

> = 80% < 85%		37,563	5,450,071,452	11.38%

> = 85% < 90%		59,314	7,783,853,052	16.25%

> = 90% < 95%		80,137	9,386,924,621	19.60%

> = 95% < 100%		35,412	4,408,196,218	9.20%

> = 100%		2,754	301,520,928	0.63%

Total		409,697	47,897,816,938	100.0%

Repayment Method

		Number	Value (£)	% of Total

Endowment		29,775	4,185,455,534	8.74%

Interest Only		95,954	15,260,406,990	31.86%

Pension Policy		287	26,945,314	0.06%

Personal Equity Plan		538	34,321,847	0.07%

Repayment		283,143	28,390,687,252	59.27%

Total		409,697	47,897,816,938	100.00%

Employment Status

			Number		Value (£)	% of Total

Full Time			345,025		38,137,437,610	79.62%

Part Time			5,241		417,902,286	0.87%

Retired			3,248		199,113,313	0.42%

Self Employed			51,070		8,728,772,543	18.22%

Other			5,113		414,591,187	0.87%

Total			409,697		47,897,816,938	100.00%

NR Current Existing Borrowers' SVR						7.69%

Effective Date of Change						1 January 2008

Main parties to the structure

Northern Rock plc			Citibank NA			The Bank of New York

Seller			Agent bank			Security trustee
Administrator			Common depositary			Note trustee
Cash Manager			Principal paying agent
Basis swap provider			Registrar
Start up loan provider			US Paying Agent
Account bank

Ratings
	Short term	Long term	Short term	Long term		Short term	Long term
S&P	A1	A-	A1+	AA		A-1+	AA-
Moodys	P-1	Aa3	P-1	Aa1		P-1	Aa2
Fitch	F1	A-	F1+	AA+		F1+	AA-

Trustee Principal Ledger Receipts and Distribution
		Principal Received	Funding		Funding 2	Seller

Month		£1,461,500,711	£881,712,316		£410,062,871	£169,725,524

Principal receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

Trustee Revenue Ledger Receipts and Distribution

		Receipts
		Revenue Received	GIC Interest		sub-total	Administration fee	Available revenue

Month		£226,251,226	£6,413,585		£232,664,811	£2,983,369	£229,681,442

Trustee Revenue Distribution

			Funding		Funding 2	Seller

Month			£38,651,321		£165,804,093	£25,226,028

Revenue receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

On a monthly basis Trustee receipts are shared on a pro-rata basis between Northern Rock, Granite Finance Funding Limited and Granite Finance Funding 2 Limited in relation to their respective shares of the trust.  Granite Finance Funding will in turn distribute its revenue between the issuers (Granite Mortgages 01-1 plc to Granite Mortgages 04-3 plc).

Granite Finance Funding 2 Limited distributes its share of revenue to Granite Master Issuer plc in accordance with the underlying series of notes issued by Granite Master Issuer plc.

Granite Master Issuer Waterfall 17/21/22 January 2008

Distribution of Issuer Available Revenue Receipts					Total

Issuer available revenue receipts from Funding2					190,297,299
Issuer available revenue receipts - Issuers Revenue Ledger					5,382,350
Issuer available reserve fund					546,744,808

					742,424,457

Issuer required revenue receipts					190,297,299

3rd party creditors					0
Issuer cash manager					0
Amounts due to the A notes and A swap providers					154,581,898
Amounts due to the B notes and B note swap providers					5,972,511
Amounts due to the M notes and M note swap providers					5,734,874
Amounts due to the C notes and C note swap providers					7,989,707
Interest due on start-up loan (from Northern Rock plc)					2,345,511
Principal due on start-up loan					16,255,201
To fund issuer reserve fund					546,744,808
To fund funding reserve fund					0
To fund Series 05-1,05-2,05-3,05-4,06-1,06-4,07-1 and 07-3 Payment Date					2,799,948

Excess of available revenue receipts over required receipts					16,255,201

Additional Notes to the Investor Reports

An "asset trigger event" is the event that occurs when an amount is debited to the principal deficiency sub-ledger in relation to the class A notes of any Funding issuer or to the AAA principal deficiency sub-ledger of Funding 2. Following an asset trigger event controlled amortisation schedules will no longer apply and the notes will become pass-through notes paying principal pro rata on the most senior outstanding notes and then sequential.

No asset trigger event has occurred

A "non-asset trigger event" means any of the following events:
• an insolvency event occurs in relation to the seller;
• the seller's role as administrator is terminated and a new administrator is not appointed within 60 days; or
•   on the distribution date immediately succeeding a seller share event distribution date, the current seller share is equal to or less than the minimum seller share (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date

A "seller share event" will occur if, on a distribution date, (i) the result of the calculation of the current seller share on that distribution date would be equal to or less than the minimum seller share for such distribution date (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date  and (ii) a seller share event has not occurred on the immediately preceding distribution date).

No non-asset trigger event has occurred

A arrears trigger event will occur if the outstanding principal balance of 90+ day arrears in the trust exceed 2%. In the event of an arrears trigger the Granite Mortgages 04-2 issuer reserve fund will step up to 1.415%, the Granite 04-3 issuer reserve fund will step up to 1.38% and the Funding 2 reserve fund required amount increases by £37 million.

This trigger event is curable.

No arrears trigger event has occurred.

A step up trigger event will occur if any issuer is not called on its step up and call date. In the event of an issuer non call trigger the Granite Mortgages 04-2 issuer reserve fund target will step up by 0.275%, the Granite Mortgages 04-3 issuer reserve fund target by 0.27%, the Funding reserve target will step up by 0.10% and the Funding 2 reserve fund required amount increases by £37 million. If the step up trigger occurs in conjunction with an arrears trigger the Funding 2 Reserve Fund will increase by £74 million. If the breach is rectified only the Funding 2 reserve fund required amount will reduce to its original target.

No step up trigger event has occurred.

An accelerated controlled amortisation trigger will occur if any of the issuers are not called on their step up and call dates. In the event of an accelerated controlled amortisation trigger all notes issued by Granite Mortgages 04-2 plc and Granite Mortgages 04-3 plc.

No accelerated controlled amortisation trigger has occurred.

In addition, no assignment of new mortgage loans may occur after the earlier to occur of:
• a step-up date in respect of the notes of any Funding issuer, if the option to redeem such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised; or
•   a step-up date in respect of any series and class of notes of the issuer, if the option to redeem any such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised and the aggregate principal amount outstanding of such notes (together with any other notes of the issuer in respect of which the step-up date has passed) as at such step-up date exceeds £3,000,000,000; or

•   the date falling 12 months after the occurrence of a step-up date in respect of any series and class of notes of the issuer, if the option to redeem such notes by such date pursuant to the terms and conditions of such notes is not exercised.

All notes issued by Granite Master Issuer which have passed their step up and call date will pay principal and intyerest monthly.

All of the conditions for assigning new loans continue to be complied with.

Deferral of repayment of subordinated notes

Amortisation of subordinated notes will be deferred if:
• the principal balance of mortgages in arrears is greater than 4%
• Funding 2 plus Granite Master Issuer is less than the programme reserve required amount
• debit balance on subordinate note PDL

None of the conditions leading to deferral of the subordinated notes has been met.

Legal proceedings
There are no material legal proceedings against Northern Rock plc, any of the Granite entities or the Trustee.

Notes	Granite Mortgages 01-1 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected Maturity
					Moodys/S&P/Fitch

Series 1

A1	US387413 AA59	$0	$0	$0	Aaa/AAA/AAA	N/A	0.12%	0.00000	N/A

A2	US387413 AB33	$35,000,000	$35,000,000	$0	Aaa/AAA/AAA	N/A	0.21%	0.00000	N/A

B	US387413 AC16	$22,500,000	$22,500,000	$0	Aa2/AA+/AA+	N/A	0.40%	0.00000	N/A

C	US387413 AD98	$29,500,000	$29,500,000	$0	Baa1/A-/A-	N/A	1.40%	0.00000	N/A

Series 2

A	XS0126890390	£350,000,000	£350,000,000	£0	Aaa/AAA/AAA	N/A	0.24%	0.00000	N/A

B	XS0126890473	£10,000,000	£10,000,000	£0	Aa1/AA+/AA+	N/A	0.40%	0.00000	N/A

C	XS0126890556	£15,000,000	£15,000,000	£0	A3/A-/A-	N/A	1.40%	0.00000	N/A

Credit Enhancement

					% of Notes Outstanding

Class B Notes (£ Equivalent)				£0	0.00%

Class C Notes (£ Equivalent)				£0	0.00%

Granite Mortgages 01-1 Reserve Fund Requirement				£20,000,000	0.28%

Balance Brought Forward				£20,000,000	0.28%

Drawings this Period				£0	0.00%

Excess Spread this Period				£954,653	0.01%

Funding Reserve Fund Top-up this Period*				-£954,653	-0.01%

Pay Down of Reserve Fund				-£20,000,000	-0.28%

Current Balance				£0	0.00%

Funding Reserve Balance brought forward				£100,548,608	1.39%

Excess spread this period				£9,950,807	0.14%

Repayment of start up loan interest and principal				-£26,412,134	-0.36%

Funding reserve Balance carried forward				£84,087,281	1.16%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 01-2 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected Maturity
					Moodys/S&P/Fitch

Series 1

A	US38741PAA66	$0	$0	$0	Aaa/AAA/AAA	N/A	0.23%	0.00000	N/A

B	US38741PAB40	$0	$0	$0	Aa1/AA+/AA+	N/A	0.40%	0.00000	N/A

C	US38741PAC23	$0	$0	$0	Baa1/A-/A-	N/A	1.375%	0.00000	N/A

Series 2

A	XS0134454510	£0	£0	£0	Aaa/AAA/AAA	N/A	0.25%	0.00000	N/A

B	XS0134454866	£0	£0	£0	Aa1/AA+/AA+	N/A	0.42%	0.00000	N/A

C	XS0134455590	£0	£0	£0	Baa1/A-/A-	N/A	1.40%	0.00000	N/A

D	XS0134456218	£0	£0	£0	Baa3/BB+/BBB+	N/A	4.60%	0.00000	N/A

Credit Enhancement

					% of Notes Outstanding

Class B Notes (£ Equivalent)				£0	0.00%

Class C Notes (£ Equivalent)				£0	0.00%

Class D Notes				£0	0.00%

Granite Mortgages 01-2 Reserve Fund Requirement				£0	0.00%

Balance Brought Forward				£0	0.00%

Drawings this Period				£0	0.00%

Excess Spread this Period				£0	0.00%

Funding Reserve Fund Top-up this Period*				£0	0.00%

Pay Down of Reserve Fund				£0	0.00%

Current Balance				£0	0.00%

Funding Reserve Balance brought forward				£100,548,608	1.39%

Excess spread this period				£9,950,807	0.14%

Repayment of start up loan interest and principal				-£26,412,134	-0.36%

Funding reserve Balance carried forward				£84,087,281	1.16%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 02-1 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected Maturity
					Moodys/S&P/Fitch

Series 1

A1	US38741NAA19	$0	$0	$0	Aaa/AAA/AAA	N/A	0.10%	0.000000	N/A

A2	US38741NAB91	$0	$0	$0	Aaa/AAA/AAA	N/A	0.16%	0.000000	N/A

B	US38741NAD57	$0	$0	$0	Aa2/AA+/AA+	N/A	0.33%	0.000000	N/A

C	US38741NAC64	$0	$0	$0	Baa1/A-/BBB+	N/A	1.30%	0.000000	N/A

Series 2

A	XS0144804712	£0	£0	£0	Aaa/AAA/AAA	N/A	0.20%	0.000000	N/A

B	XS0144805958	£0	£0	£0	Aa1/AA+/AA+	N/A	0.35%	0.000000	N/A

C	XS0144806253	£0	£0	£0	Baa1/A-/BBB+	N/A	1.30%	0.000000	N/A

D	XS0144806501	£0	£0	£0	Baa3/BB+/BBB	N/A	4.50%	0.000000	N/A

Series 3

A	XS0144807657	€0	€0	€0	Aaa/AAA/AAA	N/A	Fixed to 04/07	0.000000	N/A

B	XS0144807491	€0	€0	€0	Aa1/AA+/AA+	N/A	0.35%	0.000000	N/A

C	XS0144807814	€0	€0	€0	Baa1/A-/BBB+	N/A	1.30%	0.000000	N/A

Credit Enhancement

					% of Notes Outstanding

Class B Notes (£ Equivalent)				£0	0.00%

Class C Notes (£ Equivalent)				£0	0.00%

Class D Notes				£0	0.00%

Granite Mortgages 02-1 Reserve Fund Requirement				£0	0.00%

Balance Brought Forward				£0	0.00%

Drawings this Period				£0	0.00%

Excess Spread this Perod				£0	0.00%

Funding Reserve Fund Top-up this Period*				£0	0.00%

Pay Down of Reserve Fund				£0	0.00%

Current Balance				£0	0.00%

Funding Reserve Balance brought forward				£100,548,608	1.39%

Excess spread this period				£9,950,807	0.14%

Repayment of start up loan interest and principal				-£26,412,134	-0.36%

Funding reserve Balance carried forward				£84,087,281	1.16%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 02-2 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected Maturity
					Moodys/S&P/Fitch

Series 1

A1	US38741RAA23	$0	$0	$0	Aaa/AAA/AAA	N/A	0.11%	0.000000	N/A

A2	US38741RAB06	$190,000,000	$190,000,000	$0	Aaa/AAA/AAA	N/A	0.18%	0.000000	N/A

B	US38741RAC88	$42,500,000	$42,500,000	$0	Aa2/AA+/AA+	N/A	0.37%	0.000000	N/A

C	US38741RAD61	$65,000,000	$65,000,000	$0	Baa1/A-/A-	N/A	1.25%	0.000000	N/A

Series 2

A	XS0153568638	€180,000,000	€ 180,000,000	€ 0	Aaa/AAA/AAA	N/A	0.19%	0.000000	N/A

B	XS0153568984	€29,750,000	€ 29,750,000	€ 0	Aa2/AA+/AA+	N/A	0.37%	0.000000	N/A

C	XS0153569289	€40,000,000	€ 40,000,000	€ 0	Baa1/A-/A-	N/A	1.25%	0.000000	N/A

Series 3

A	XS0153569792	£665,000,000	£665,000,000	£0	Aaa/AAA/AAA	N/A	0.19%	0.000000	N/A

B	XS0153569875	£25,000,000	£25,000,000	£0	Aa1/AA+/AA+	N/A	0.37%	0.000000	N/A

C	XS0153569958	£33,000,000	£33,000,000	£0	A3/A-/A-	N/A	1.25%	0.000000	N/A

Credit Enhancement

					% of Notes Outstanding

Class B Notes (£ Equivalent)				£0	0.00%

Class C Notes (£ Equivalent)				£0	0.00%

Granite Mortgages 02-2 Reserve Fund Requirement				£39,000,000	0.54%

Balance Brought Forward				£39,000,000	0.54%

Drawings this Period				£0	0.00%

Excess Spread this Period				£2,369,053	0.03%

Funding Reserve Fund Top-up this Period*				-£2,369,053	-0.03%

Pay Down of Reserve Fund				-£39,000,000	-0.54%

Current Balance				£0	0.00%

Funding Reserve Balance brought forward				£100,548,608	1.39%

Excess spread this period				£9,950,807	0.14%

Repayment of start up loan interest and principal				-£26,412,134	-0.36%

Funding reserve Balance carried forward				£84,087,281	1.16%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 03-1 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

Series 1

A1	US38741TAA88	$0		$0	P-1/A-1+/F1+	N/A	-0.01%	0.000000	N/A

A2	US38741TAB61	$103,422,371	$47,578,568	$55,843,803	Aaa/AAA/AAA	4.08%	0.19%	0.045590	Apr 08

A3**	US38741TAC45	$25,327,928	$11,651,895	$13,676,033	Aaa/AAA/AAA	N/A	0.40%	0.045590	Apr 08

B	US38741TAD28	$42,000,000	$0	$42,000,000	Aa2/AA+/AA+	4.32%	0.43%	1.000000	Apr 08

C	US38741TAE01	$56,000,000	$0	$56,000,000	Baa2/A-/A-	5.34%	1.45%	1.000000	Apr 08

Series 2

A	XS0160702113	€900,000,000	€0	€900,000,000	Aaa/AAA/AAA	4.65%	0.24%	1.000000	Apr 08

B	XS0160702204	€62,000,000	€0	€62,000,000	Aa2/AA+/AA+	4.84%	0.43%	1.000000	Apr 08

C	XS0160702386	€94,500,000	€0	€94,500,000	Baa2/A-/A-	5.86%	1.45%	1.000000	Apr 08

Series 3

A	XS0160703434	£665,000,000	£0	£665,000,000	Aaa/AAA/AAA	5.77%	0.24%	1.000000	Apr 08

B	XS0160703608	£31,000,000	£0	£31,000,000	Aa2/AA+/AA+	5.96%	0.43%	1.000000	Apr 08

C	XS0160703780	£41,000,000	£0	£41,000,000	Baa2/A-/A-	6.98%	1.45%	1.000000	Apr 08
** Reference rate is determined based on the avergae daily US Federal Funds rate and is calculated in arrears.
Credit Enhancement

					% of Notes Outstanding

Class B Notes (£ Equivalent)				£97,837,647	6.37%

Class C Notes (£ Equivalent)				£137,914,263	8.97%

Granite Mortgages 03-1 Reserve Fund Requirement				£45,000,000	0.62%

Balance Brought Forward				£45,000,000	0.62%

Drawings this Period				£0	0.00%

Excess Spread this Period				£2,883,383	0.04%

Funding Reserve Fund Top-up this Period*				-£2,883,383	-0.04%

Current Balance				£45,000,000	0.62%

Funding Reserve Balance brought forward				£100,548,608	1.39%

Excess spread this period				£9,950,807	0.14%

Repayment of start up loan interest and principal				-£26,412,134	-0.36%

Funding reserve Balance carried forward				£84,087,281	1.16%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 03-2 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

Series 1

A1	US38741QAA40	$0	$0	$0	Aaa/AAA/AAA	N/A	0.08%	0.000000	N/A

A2	US38741QAB23	$0	$0	$0	Aaa/AAA/AAA	N/A	0.16%	0.000000	N/A

A3	US38741QAC06	$440,865,264	$34,736,236	$406,129,028	Aaa/AAA/AAA	4.14%	0.25%	0.812258	Jul 10

B	US38741QAD88	$67,452,385	$5,314,644	$62,137,741	Aa1/AA+/AAA	4.38%	0.49%	0.812258	Jul 10

C	US38741QAE61	$9,258,171	$729,461	$8,528,710	Baa1/A-/A	5.44%	1.55%	0.812258	Jul 10

Series 2

A	XS0168665718	€264,519,158	€20,841,741	€243,677,417	Aaa/AAA/AAA	4.66%	0.25%	0.812258	Jul 10

B	XS0168666013	€64,278,155	€5,064,543	€59,213,612	Aa1/AA+/AAA	4.90%	0.49%	0.812258	Jul 10

M	XS0168771748	€46,114,507	€3,633,411	€42,481,096	Aa3/A+/AA+	5.16%	0.75%	0.812258	Jul 10

C1	XS0168666104	€16,000,000	€0	€16,000,000	Baa1/A-/A	5.20%	Fixed until 07/10	1.000000	Jul 10

C2	XS0168666443	€57,753,350	€4,550,447	€53,202,903	Baa1/A-/A	5.96%	1.55%	0.812258	Jul 10

Series 3

A	XS0168666526	£352,280,000	£0.00	£352,280,000	Aaa/AAA/AAA	4.625%	Fixed until 07/10	1.000000	Jul 10

C	XS0168666872	£13,225,958	£1,042,087.00	£12,183,871	Baa1/A-/A	7.08%	1.55%	0.812258	Jul 10

Credit Enhancement

					% of Notes Outstanding

Class B and M Notes (£ Equivalent)				£111,320,306	11.63%

Class C Notes (£ Equivalent)				£66,940,623	6.99%
All of the notes issued by Granite Mortgages 03-2 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Granite Mortgages 03-2 Reserve Fund Requirement				£35,000,000	0.48%

Balance Brought Forward				£35,000,000	0.48%

Drawings this Period				£0	0.00%

Excess Spread this Period				£1,869,800	0.03%

Funding Reserve Fund Top-up this Period*				-£1,869,800	-0.03%

Current Balance				£35,000,000	0.48%

Funding Reserve Balance brought forward				£100,548,608	1.39%

Excess spread this period				£9,950,807	0.14%

Repayment of start up loan interest and principal				-£26,412,134	-0.36%

Funding reserve Balance carried forward				£84,087,281	1.16%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 03-3 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

Series 1

A1	US38741UAA51	$0	$0	$0	Aaa/AAA/AAA	N/A	0.08%	0.000000	N/A

A2	US38741UAB35	$0	$0	$0	Aaa/AAA/AAA	N/A	0.12%	0.000000	N/A

A3	US38741UAC18	$262,018,770	$26,402,527	$235,616,243	Aaa/AAA/AAA	4.09%	0.20%	0.471232	Jan 09

B	US38741UAD90	$58,053,556	$3,149,892	$54,903,664	Aa1/AA+/AAA	4.34%	0.45%	0.762551	Jan 09

M	US38741UAE73	$21,770,084	$1,181,210	$20,588,874	Aa3/A+/AA+	4.59%	0.70%	0.762551	Jan 09

C	US38741UAF49	$40,314,970	$2,187,426	$38,127,544	Baa1/A-/AA+	5.34%	1.45%	0.762551	Jan 09

Series 2

A	XS0176409927	€335,384,027	€33,795,234	€301,588,793	Aaa/AAA/AAA	4.60%	0.19%	0.471232	Jan 09

B	XS0176410180	€18,544,886	€1,006,216	€17,538,670	Aa1/AA+/AAA	4.86%	0.45%	0.762551	Jan 09

M	XS0176410347	€6,047,245	€328,113	€5,719,132	Aa3/A+/AA+	5.11%	0.70%	0.762551	Jan 09

C	XS0176410420	€44,346,467	€2,406,168	€41,940,299	Baa1/A-/A-	5.86%	1.45%	0.762551	Jan 09

Series 3

A	XS0176410693	£340,000,000	£0	£340,000,000	Aaa/AAA/AAA	5.72%	0.19%	1.000000	Jan 09

B	XS0176410776	£22,979,533	£1,246,833	£21,732,700	Aa1/AA+/AAA	5.98%	0.45%	0.762551	Jan 09

M	XS0176410859	£9,272,443	£503,108	£8,769,335	Aa3/A+/AA+	6.23%	0.70%	0.762551	Jan 09

C	XS0176411071	£6,047,245	£328,113	£5,719,132	Baa1/A-/A-	6.98%	1.45%	0.762551	Jan 09

Credit Enhancement

					% of Notes Outstanding

Class B and M Notes (£ Equivalent)				£93,547,216	11.02%

Class C Notes (£ Equivalent)				£58,646,755	6.91%
All of the notes issued by Granite Mortgages 03-3 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Granite Mortgages 03-3 Reserve Fund Requirement				£33,400,000	0.46%

Balance Brought Forward				£33,400,000	0.46%

Drawings this Period				£0	0.00%

Excess Spread this Period				£1,873,918	0.03%

Funding Reserve Fund Top-up this Period*				-£1,873,918	-0.03%

Current Balance				£33,400,000	0.46%

Funding Reserve Balance brought forward				£100,548,608	1.39%

Excess spread this period				£9,950,807	0.14%

Repayment of start up loan interest and principal				-£26,412,134	-0.36%

Funding reserve Balance carried forward				£84,087,281	1.16%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 04-1 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

Series 1

A1	US38741VAA35	$0	$0	$0	P-1/A-1+/F1+	N/A	-0.04%	0.000000	N/A

A2	US38741VAB18	$0	$0	$0	Aaa/AAA/AAA	N/A	0.07%	0.000000	N/A

B	US38741VAC90	$0	$0	$0	Aa2/AA+/AA+	N/A	0.21%	0.000000	N/A

M	US38741VAE56	$0	$0	$0	Aa3/A+/AA	N/A	0.41%	0.000000	N/A

C	US38741VAD73	$0	$0	$0	A2/A-/BBB+	N/A	0.90%	0.000000	N/A

Series 2

A1	US38741VAF22	$829,000,000	$0	$829,000,000	Aaa/AAA/AAA	5.09%	0.16%	0.699578	Mar 09

A2	XS0184562816	€621,000,000	€0	€621,000,000	Aaa/AAA/AAA	5.04%	0.16%	0.690000	Mar 09

B	XS0184563111	€91,000,000	€0	€91,000,000	Aa2/AA+/AA+	5.22%	0.34%	1.000000	Mar 09

M	XS0184563541	€45,000,000	€0	€45,000,000	A1/A+/AA	5.45%	0.57%	1.000000	Mar 09

C	XS0184563897	€60,000,000	€0	€60,000,000	Baa1/A-/A-	5.95%	1.07%	1.000000	Mar 09

Series 3

A	XS0184565249	£414,000,000	£0	£414,000,000	Aaa/AAA/AAA	6.30%	0.16%	0.690000	Mar 09

B	XS0184566130	£23,000,000	£0	£23,000,000	Aa2/AA+/AA+	6.48%	0.34%	1.000000	Mar 09

M	XS0184566569	£10,000,000	£0	£10,000,000	A1/A+/AA	6.71%	0.57%	1.000000	Mar 09

C	XS0184567534	£20,000,000	£0	£20,000,000	Baa1/A-/A-	7.21%	1.07%	1.000000	Mar 09

Credit Enhancement

					% of Notes Outstanding

Class B and M Notes (£ Equivalent)				£126,793,103	8.55%

Class C Notes (£ Equivalent)				£61,379,310	4.14%
All of the notes issued by Granite Mortgages 04-1 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Granite Mortgages 04-1 Reserve Fund Requirement				£60,000,000	0.83%

Balance Brought Forward				£60,000,000	0.83%

Drawings this Period				£0	0.00%

Excess Spread this Period				£3,400,716	0.05%

Funding Reserve Fund Top-up this Period*				-£3,400,716	-0.05%

Current Balance				£60,000,000	0.83%

Funding Reserve Balance brought forward				£100,548,608	1.39%

Excess spread this period				£9,950,807	0.14%

Repayment of start up loan interest and principal				-£26,412,134	-0.36%

Funding reserve Balance carried forward				£84,087,281	1.16%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 04-2 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

Series 1

A1	US38741WAA18	$0	$0	$0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A

A2	US38741WAB90	$0	$0	$0	Aaa/AAA/AAA	N/A	0.07%	0.000000	N/A

B	US38741WAC73	$0	$0	$0	Aa2/AA+/AA	N/A	0.17%	0.000000	N/A

M	US38741WAD56	$0	$0	$0	A1/A+/A	N/A	0.28%	0.000000	N/A

C	US38741WAE30	$0	$0	$0	A3/A-/BBB+	N/A	0.70%	0.000000	N/A

Series 2

A1	XS0193212825	€792,316,357	€0	€792,316,357	Aaa/AAA/AAA	5.02%	0.14%	0.591281	Dec 10

A2	XS0193213807	£143,943,255	£0	£143,943,255	Aaa/AAA/AAA	6.28%	0.14%	0.589931	Dec 10

B	XS0193215414	€54,357,767	€0	€54,357,767	Aa3/AA+/AA+	5.15%	0.27%	0.590845	Dec 10

M	XS0193216578	€31,603,353	€0	€31,603,353	A2/A+/AA	5.28%	0.40%	0.590717	Dec 10

C	XS0193217030	€52,461,566	€0	€52,461,566	Baa1/A-/A-	5.68%	0.80%	0.589456	Dec 10

Series 3

A	XS0193218350	£752,100,000	£0	£752,100,000	Aaa/AAA/AAA	6.30%	0.16%	1.000000	Jun 11

B	XS0193218863	£38,900,000	£0	£38,900,000	Aa2/AA+/AA+	6.46%	0.32%	1.000000	Jun 11

M	XS0193219754	£26,500,000	£0	£26,500,000	A1/A+/AA	6.61%	0.47%	1.000000	Jun 11

C	XS0193220927	£48,500,000	£0	£48,500,000	Baa1/A-/A-	6.99%	0.85%	1.000000	Jun 11

Credit Enhancement

					% of Notes Outstanding

Class B and M Notes (£ Equivalent)				£123,876,952	7.54%

Class C Notes (£ Equivalent)				£84,188,140	5.12%
All of the notes issued by Granite Mortgages 04-2 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord  has been implemented in the United Kingdom.

Granite Mortgages 04-2 Reserve Fund Requirement				£44,900,000	0.62%

Balance Brought Forward				£44,900,000	0.62%

Drawings this Period				£0	0.00%

Excess Spread this Period				£3,579,207	0.05%

Funding Reserve Fund Top-up this Period*				-£3,579,207	-0.05%

Current Balance				£44,900,000	0.62%

Funding Reserve Balance brought forward				£100,548,608	1.39%

Excess spread this period				£9,950,807	0.14%

Repayment of start up loan interest and principal				-£26,412,134	-0.36%

Funding reserve Balance carried forward				£84,087,281	1.16%

Funding Reserve %				1.0%	NA

Notes	Granite Mortgages 04-3 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

Series 1

A1	US38741SAA06	$0	$0	$0	Aaa/AAA/AAA	N/A	0.06%	0.000000	N/A

A2	XS0201482766	€ 0	€ 0	€ 0	Aaa/AAA/AAA	N/A	0.07%	0.000000	N/A

A3	US38741SAB88	$0	$0	$0	Aaa/AAA/AAA	N/A	0.10%	0.000000	N/A

B	US38741SAC61	$0	$0	$0	Aa3/AA+/AA	N/A	0.16%	0.000000	N/A

M	US38741SAD45	$0	$0	$0	A2/A+/A	N/A	0.27%	0.000000	N/A

C	US38741SAE28	$0	$0	$0	Baa2/A-/BBB+	N/A	0.59%	0.000000	N/A

Series 2

A1	US38741SAF92	$462,815,989	$0	$462,815,989	Aaa/AAA/AAA	5.07%	0.14%	0.648474	Mar 10

A2	XS0201483228	€518,876,578	€0	€518,876,578	Aaa/AAA/AAA	5.02%	0.14%	0.648474	Mar 10

B	XS0201483657	€48,246,476	€0	€48,246,476	Aa1/AA+/AAA	5.16%	0.28%	0.648474	Mar 10

M	XS0201484036	€37,546,652	€0	€37,546,652	Aa3/A+/AA	5.25%	0.37%	0.648474	Mar 10

C	XS0201485355	€90,170,328	€0	€90,170,328	Baa2/A-/BBB+	5.68%	0.80%	0.648474	Mar 10

Series 3

A1	XS0201486320	£411,250,000	£0	£411,250,000	Aaa/AAA/AAA	6.32%	0.18%	1.000000	Sept 11

A2	XS0201565628	£600,000,000	£0	£600,000,000	Aaa/AAA/AAA	5.515%	Fixed until 09/2011	1.000000	Sept 11

B	XS0201486833	£54,350,000	£0	£54,350,000	Aa1/AA+/AAA	6.49%	0.35%	1.000000	Sept 11

M	XS0201487211	£42,250,000	£0	£42,250,000	Aa3/A+/AA	6.59%	0.45%	1.000000	Sept 11

C	XS0201487567	£99,450,000	£0	£99,450,000	Baa1/A-/BBB+	7.02%	0.88%	1.000000	Sept 11

Credit Enhancement

					% of Notes Outstanding

Class B and M Notes (£ Equivalent)				£155,161,862	8.00%

Class C Notes (£ Equivalent)				£160,999,712	8.30%
All of the notes issued by Granite Mortgages 04-3 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Granite Mortgages 04-3 Reserve Fund Requirement				£48,000,000	0.66%

Balance Brought Forward				£48,000,000	0.66%

Drawings this Period				£0	0.00%

Excess Spread this Period				£3,927,048	0.05%

Funding Reserve Fund Top-up this Period*				(3,927,048)	-0.05%

Current Balance				£48,000,000	0.66%

Funding Reserve Balance brought forward				£100,548,608	1.39%

Excess spread this period				£9,950,807	0.14%

Repayment of start up loan interest and principal				-£26,412,134	-0.36%

Funding reserve Balance carried forward				£84,087,281	1.16%

Funding Reserve %				1.0%	NA

Notes	Granite Master Issuer plc - Series 2005-1

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

A1	US38741YAA73	$0	$0	$0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A

A2	XS0210928866	€ 0	€ 0	€ 0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A

A3	US38741YAB56	$0	$0	$0	Aaa/AAA/AAA	N/A	0.08%	0.000000	N/A

A4	US38741YAC30	$1,100,000,000	$0	$1,100,000,000	Aaa/AAA/AAA	5.03%	0.10%	1.000000	Mar 10

A5	XS0210929161	€1,500,000,000	€0	€1,500,000,000	Aaa/AAA/AAA	4.97%	0.09%	1.000000	Mar 10

A6	XS0210925847	£750,000,000	£0	£750,000,000	Aaa/AAA/AAA	6.26%	0.12%	1.000000	Mar 12

B1	US38741YAD13	$0	$0	$0	Aa3/AA/AA	N/A	0.13%	0.000000	N/A

B2	XS0210929591	€ 80,000,000	€ 0	€ 80,000,000	Aa3/AA/AA	5.07%	0.19%	1.000000	Mar 10

B3	XS0210925920	£55,000,000	£0	£55,000,000	Aa3/AA/AA	6.33%	0.19%	1.000000	Mar 10

M1	US38741YAE95	$0	$0	$0	A2/A/A	N/A	0.23%	0.000000	N/A

M2	XS0210929757	€ 79,000,000	€ 0	€ 79,000,000	A2/A/A	5.16%	0.28%	1.000000	Mar 10

M3	XS0210926225	£55,000,000	£0	£55,000,000	A2/A/A	6.42%	0.28%	1.000000	Mar 10

C2	XS0210929914	€ 139,000,000	€ 0	€ 139,000,000	Baa2/BBB/BBB	5.436%	0.56%	1.000000	Mar 10

C3	XS0210926571	£60,000,000	£0	£60,000,000	Baa2/BBB/BBB	6.70%	0.56%	1.000000	Mar 10

All of the notes issued as part of series 2005-1 may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Notes	Granite Master Issuer plc - Series 2005-2

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected Maturity
					Moodys/S&P/Fitch

A1	US38741YAF60	$0	$0	$0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A

A2	XS0220176084	£0	£0	£0	Aaa/AAA/AAA	N/A	0.05%	0.000000	N/A

A3	XS0220174469	€0	€0	€0	Aaa/AAA/AAA	N/A	0.05%	0.000000	N/A

A4	US38741YAG44	$202,674,398	$0	$202,674,398	Aaa/AAA/AAA	5.03%	0.08%	0.253343	Feb 08

A5	XS0220174543	€800,000,000	€0	€800,000,000	Aaa/AAA/AAA	4.72%	0.14%	1.000000	May 10

A6	US38741YAH27	$1,250,000,000	$0	$1,250,000,000	Aaa/AAA/AAA	5.08%	0.13%	1.000000	May 10

A7	XS0220172257	£530,200,000	£0	£530,200,000	Aaa/AAA/AAA	6.65%	0.16%	1.000000	May 12

A8	XS0220486277	£250,000,000	£0	£250,000,000	Aaa/AAA/AAA	6.65%	0.16%	1.000000	May 12

B1	US38741YAJ82	$0	$0	$0	Aa3/AA/AA	N/A	0.14%	0.000000	N/A

B2	XS0220173909	€62,000,000	€0	€62,000,000	Aa3/AA/AA	4.78%	0.20%	1.000000	May 10

B3	XS0220175862	£35,100,000	£0	£35,100,000	Aa3/AA/AA	6.69%	0.20%	1.000000	May 10

M1	US38741YAK55	$0	$0	$0	A2/A/A	N/A	0.24%	0.000000	N/A

M2	XS0220172927	€70,000,000	€0	€70,000,000	A2/A/A	4.88%	0.30%	1.000000	May 10

M3	XS0220174972	£28,100,000	£0	£28,100,000	A2/A/A	6.8063%	0.32%	1.000000	May 10

C1	US38741YAL39	$90,000,000	$0	$90,000,000	Baa2/BBB/BBB	5.45%	0.50%	1.000000	May 08

C2	XS0220173651	€131,700,000	€0	€131,700,000	Baa2/BBB/BBB	5.13%	0.55%	1.000000	May 10

Notes	Granite Master Issuer plc - Series 2005-3

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

A1	US38741YAM12	$1,000,000,000	$0	$1,000,000,000	Aaa/AAA/AAA	3.93%	0.00%	1.000000	Aug 10

Notes	Granite Master Issuer plc - Series 2005-4

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

A1	US38741YAN94	$0	$0	$0	Aaa/AAA/AAA	N/A	0.03%	0.000000	N/A

A2	XS0229614036	€0	€0	€0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A

A3	US38741YAP43	$605,387,870	$0	$605,387,870	Aaa/AAA/AAA	5.02%	0.07%	0.607453	Aug 08

A5	XS0229614200	€1,357,300,000	€0	€1,357,300,000	Aaa/AAA/AAA	4.68%	0.10%	1.000000	Aug 10

A6	XS0229614465	£815,400,000	£0	£815,400,000	Aaa/AAA/AAA	6.61%	0.12%	1.000000	Aug 12

B1	US38741YAR09	$0	$0	$0	Aa3/AA/AA	N/A	0.12%	0.000000	N/A

B2	US38741YAS81	$38,500,000	$0	$38,500,000	Aa3/AA/AA	5.13%	0.18%	1.000000	Nov 08

B3	XS0229614549	£19,000,000	£0	£19,000,000	Aa3/AA/AA	6.67%	0.18%	1.000000	Aug 10

B4	XS0229614895	€56,900,000	€0	€56,900,000	Aa3/AA/AA	4.76%	0.18%	1.000000	Aug 10

M1	US38741YAT64	$0	$0	$0	A2/A/A	N/A	0.22%	0.000000	N/A

M2	US38741YAU38	$36,300,000	$0	$36,300,000	A2/A/A	5.23%	0.28%	1.000000	Nov 08

M3	XS0229614978	£30,000,000	£0	£30,000,000	A2/A/A	6.77%	0.28%	1.000000	Aug 10

M4	XS0229615272	€51,000,000	€0	€51,000,000	A2/A/A	4.86%	0.28%	1.000000	Aug 10

C1	US38741YAV11	$0	$0	$0	Baa2/BBB/BBB	N/A	0.43%	0.000000	N/A

C2	US38741YAW93	$44,600,000	$0	$44,600,000	Baa2/BBB/BBB	5.50%	0.55%	1.000000	Nov 08

C3	XS0229615439	£10,000,000	£0	£10,000,000	Baa2/BBB/BBB	7.04%	0.55%	1.000000	Aug 10

C4	XS0229615603	€76,100,000	€0	€76,100,000	Baa2/BBB/BBB	5.13%	0.55%	1.000000	Aug 10

Notes	Granite Master Issuer plc - Series 2006-1

	ISIN	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
	Reg S	144A				Moodys/S&P/Fitch

A1	USG4144BE89	US38741YBG35	$775,189,109	$0	$775,189,109	Aaa/AAA/AAA	3.90%	-0.03%	0.998826	Nov 09

A2	XS0240602176	XS0240670413	€0	€0	€0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A

A3	XS0240602507	XS0240670504	£0	£0	£0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A

A4	USG41441BF54	US38741YBH18	$0	$0	$0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A

A5	USG41441BG38	US38741YBJ73	$1,550,378,217	$0	$1,550,378,217	Aaa/AAA/AAA	5.02%	0.07%	0.998826	Nov 09

A6	XS0240602929	XS0240670686	€1,900,000,000	€0	€1,900,000,000	Aaa/AAA/AAA	4.68%	0.10%	1.000000	Feb 11

A7	XS0240603067	XS0240670843	£400,000,000	£0	£400,000,000	Aaa/AAA/AAA	6.61%	0.12%	1.000000	Feb 13

A8	XS024063653	XS0240671148	£950,000,000	£0	£950,000,000	Aaa/AAA/AAA	6.61%	0.12%	1.000000	Feb 13

B1	USG41441BH11	US38741YBK47	$0	$0	$0	Aa3/AA/AA	N/A	0.13%	0.000000	N/A

B2	USG41441BJ76	US38741YBL20	$84,100,000	$0	$84,100,000	Aa3/AA/AA	5.12%	0.17%	1.000000	May 10

B3	XS0240606169	XS0240671494	£25,000,000	£0	£25,000,000	Aa3/AA/AA	6.67%	0.18%	1.000000	Feb 11

B4	XS0240606755	XS0240671650	€94,500,000	€0	€94,500,000	Aa3/AA/AA	4.76%	0.18%	1.000000	Feb 11

M1	USG41441BK40	US38741YBM03	$0	$0	$0	A2/A/A	N/A	0.23%	0.000000	N/A

M2	USG41441BL23	US38741YBN85	$79,200,000	$0	$79,200,000	A2/A/A	5.24%	0.29%	1.000000	May 10

M3	XS0240607480	XS0240671734	£33,500,000	£0	£33,500,000	A2/A/A	6.79%	0.30%	1.000000	Feb 11

M4	XS0240607720	XS0240671817	€97,700,000	€0	€97,700,000	A2/A/A	4.88%	0.30%	1.000000	Feb 11

C2	USG41441BM06	US38741YBP34	$132,400,000	$0	$132,400,000	Baa2/BBB/BBB	5.55%	0.60%	1.000000	May 10

C3	XS0240608371	XS0240671908	£44,200,000	£0	£44,200,000	Baa2/BBB/BBB	7.09%	0.60%	1.000000	Feb 11

C4	XS0240608702	XS0240672039	€129,000,000	€0	€129,000,000	Baa2/BBB/BBB	5.18%	0.60%	1.000000	Feb 11

Notes	Granite Master Issuer plc - Series 2006-2

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

A1	US38741YBQ17	$101,264,639	$101,264,639	$0	Aaa/AAA/AAA	N/A	0.01%	0.000000	N/A

A2	XS0252419832	€37,505,422	€37,505,422	€0	Aaa/AAA/AAA	N/A	0.03%	0.000000	N/A

A3	XS0252425995	£8,751,265	£8,751,265	£0	Aaa/AAA/AAA	N/A	0.03%	0.000000	N/A

A4	US38741YBR99	$1,275,000,000	$0	$1,275,000,000	Aaa/AAA/AAA	3.93%	0.04%	1.000000	Jul 10

A5	XS0252421499	€1,360,000,000	€0	€1,360,000,000	Aaa/AAA/AAA	4.55%	0.10%	1.000000	Jul 11

A6	XS0252427009	£500,000,000	£0	£500,000,000	Aaa/AAA/AAA	5.68%	0.11%	1.000000	Jul 13

B1	US38741YBS72	$29,000,000	$6,277,641	$22,722,359	Aa3/AA/AA	3.97%	0.08%	0.783530	Apr 08

B2	US38741YBT55	$36,000,000	$0	$36,000,000	Aa3/AA/AA	4.03%	0.14%	1.000000	Jul 11

B3	XS0252428072	€37,500,000	€0	€37,500,000	Aa3/AA/AA	4.59%	0.14%	1.000000	Jul 11

M1	US38741YBU29	$25,000,000	$5,411,759	$19,588,241	A2/A/A	4.07%	0.18%	0.783530	Apr 08

M2	US38741YBV02	$25,000,000	$0	$25,000,000	A2/A/A	4.12%	0.23%	1.000000	Jul 11

M3	XS0252429047	€35,000,000	€0	€35,000,000	A2/A/A	4.68%	0.23%	1.000000	Jul 11

M4	XS0252423198	£10,000,000	£0	£10,000,000	A2/A/A	5.80%	0.23%	1.000000	Jul 11

C2	US38741YBW84	$75,000,000	$0	$75,000,000	Baa2/BBB/BBB	4.36%	0.47%	1.000000	Jul 11

C3	XS0252430136	€55,000,000	€0	€55,000,000	Baa2/BBB/BBB	4.92%	0.47%	1.000000	Jul 11

C4	XS0252423941	£12,000,000	£0	£12,000,000	Baa2/BBB/BBB	6.04%	0.47%	1.000000	Jul 11

Notes	Granite Master Issuer plc - Series 2006-3

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

A1	US38741YBX67	$355,870,000	$131,110,000	$224,760,000	Aaa/AAA/AAA	3.95%	0.02%	0.224760	Apr 08

A2	XS0267966959	€ 295,372,100	€108,821,300	€186,550,800	Aaa/AAA/AAA	4.486%	0.04%	0.224760	Jul 08

A3	US38741YBZ16	$1,800,000,000	$0	$1,800,000,000	Aaa/AAA/AAA	3.93%	0.04%	1.000000	Apr 10

A4	US38741YCA55	$1,000,000,000	$0	$1,000,000,000	Aaa/AAA/AAA	3.91%	-0.02%	1.000000	Oct 12

A5	XS0267967924	€ 1,250,000,000	€0	€1,250,000,000	Aaa/AAA/AAA	4.56%	0.11%	1.000000	Oct 12

A6	XS0267968658	£700,000,000	£0	£700,000,000	Aaa/AAA/AAA	5.68%	0.11%	1.000000	Oct 12

A7	US38741YCD94	$1,750,000,000	$0	$1,750,000,000	Aaa/AAA/AAA	3.99%	0.10%	1.000000	Oct 12

B1	US38741YCE77	$70,000,000	$0	$70,000,000	Aa3/AA/AA	3.98%	0.09%	1.000000	Oct 08

B2	US38741YCF43	$182,000,000	$0	$182,000,000	Aa3/AA/AA	4.06%	0.17%	1.000000	Oct 12

B3	XS0268037131	€ 30,000,000	€0	€30,000,000	Aa3/AA/AA	4.61%	0.16%	1.000000	Oct 12

M1	US38741YCJ64	$90,000,000	$0	$90,000,000	A2/A/A	4.07%	0.18%	1.000000	Oct 08

M2	US38741YCK38	$100,000,000	$0	$100,000,000	A2/A/A	4.17%	0.28%	1.000000	Oct 12

M3	XS0268038451	€ 47,000,000	€0	€47,000,000	A2/A/A	4.72%	0.27%	1.000000	Oct 12

M4	XS0268038964	£10,000,000	£0	£10,000,000	A2/A/A	5.84%	0.27%	1.000000	Oct 12

C2	US38741YCP25	$60,000,000	$0	$60,000,000	Baa2/BBB/BBB	4.39%	0.50%	1.000000	Oct 12

C3	XS0268039699	€ 137,000,000	€0	€137,000,000	Baa2/BBB/BBB	4.95%	0.50%	1.000000	Oct 12

Notes	Granite Master Issuer plc - Series 2006-4

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

A1	US38741YCS63	$246,842,435	$0	$246,842,435	Aaa/AAA/AAA	3.96%	0.03%	0.379758	Sep-08

A2	XS0275943958	€ 75,951,519	€ 0	€ 75,951,519	Aaa/AAA/AAA	4.916%	0.04%	0.379758	Sep-08

A3	XS0275944097	£132,915,157	£0	£132,915,157	Aaa/AAA/AAA	6.18%	0.04%	0.379758	Sep-08

A4	US38741YDB20	$704,300,000	$0	$704,300,000	Aaa/AAA/AAA	4.98%	0.05%	1.000000	Jun-10

A5	CA38741YDD81	CAD 350,000,000	CAD 0	CAD 350,000,000	Aaa/AAA/AAA	4.25%	0.07%	1.000000	Jun-10

A6	US38741YDC03	$1,130,000,000	$0	$1,130,000,000	Aaa/AAA/AAA	5.02%	0.09%	1.000000	Dec-11

A7	XS0275944766	€ 1,135,000,000	€ 0	€ 1,135,000,000	Aaa/AAA/AAA	4.99%	0.11%	1.000000	Dec-11

A8	XS0276823167	£300,000,000	£0	£300,000,000	Aaa/AAA/AAA	6.25%	0.11%	1.000000	Dec-11

B1	US38741YCV92	$60,600,000	$0	$60,600,000	Aa3/AA/AA	5.02%	0.09%	1.000000	Dec-08

B3	XS0275945730	€ 62,500,000	€ 0	€ 62,500,000	Aa3/AA/AA	5.07%	0.19%	1.000000	Dec-11

M1	US38741YCX58	$47,800,000	$0	$47,800,000	A2/A/A	5.10%	0.17%	1.000000	Dec-08

M2	US38741YCY32	$10,000,000	$0	$10,000,000	A2/A/A	5.22%	0.29%	1.000000	Dec-11

M3	XS0275946621	€ 84,400,000	€ 0	€ 84,400,000	A2/A/A	5.17%	0.29%	1.000000	Dec-11

C1	US38741YCZ07	$32,600,000	$0	$32,600,000	Baa2/BBB/BBB	5.31%	0.38%	1.000000	Dec-08

C2	US38741YDA47	$15,000,000	$0	$15,000,000	Baa2/BBB/BBB	5.41%	0.48%	1.000000	Dec-11

C3	XS0275947512	€ 62,800,000	€ 0	€ 62,800,000	Baa2/BBB/BBB	5.36%	0.48%	1.000000	Dec-11

Notes	Granite Master Issuer plc - Series 2007-1

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

1A1	US38741YDE68	$571,748,138	$0	$571,748,138	Aaa/AAA/AAA	3.96%	0.03000%	0.423517	Sep-08

1A3	XS0284070504	£190,582,713	£0	£190,582,713	Aaa/AAA/AAA	6.17%	0.03000%	0.423517	Sep-08

2A1	US38741YDF34	$1,450,000,000	$0	$1,450,000,000	Aaa/AAA/AAA	5.00%	0.07000%	1.000000	Jun-10

3A1	US38741YDG17	$1,500,000,000	$0	$1,500,000,000	Aaa/AAA/AAA	5.03%	0.10000%	1.000000	Jun-12

3A2	XS0284071908	€ 1,650,000,000	€ 0	€ 1,650,000,000	Aaa/AAA/AAA	4.98%	0.10000%	1.000000	Jun-12

4A1	US38741YDH99	$1,000,000,000	$0	$1,000,000,000	Aaa/AAA/AAA	5.04%	0.11000%	1.000000	Jun-12

5A1	XS0284076295	£650,000,000	£0	£650,000,000	Aaa/AAA/AAA	6.25%	0.11000%	1.000000	Jun-12

6A1	XS0284077186	£500,000,000	£0	£500,000,000	Aaa/AAA/AAA	5.60%	0.00000%	1.000000	Dec-13

1B1	US38741YDJ55	$84,000,000	$0	$84,000,000	Aa3/AA/AA	5.00%	0.07000%	1.000000	Jun-10

2B1	US38741YDK29	$80,000,000	$0	$80,000,000	Aa3/AA/AA	5.05%	0.12000%	1.000000	Dec-08

3B1	XS0284072468	€ 167,000,000	€ 0	€ 167,000,000	Aa3/AA/AA	5.05%	0.17000%	1.000000	Jun-12

3B2	XS0284073193	£25,000,000	£0	£25,000,000	Aa3/AA/AA	6.31%	0.17000%	1.000000	Jun-12

1M1	US38741YDL02	$84,000,000	$0	$84,000,000	A2/A/A	5.08%	0.15000%	1.000000	Dec-08

2M1	US38741YDM84	$80,000,000	$0	$80,000,000	A2/A/A	5.18%	0.25000%	1.000000	Jun-10

3M1	XS0284073607	€ 131,000,000	€ 0	€ 131,000,000	A2/A/A	5.15%	0.27000%	1.000000	Jun-12

3M2	XS0284074167	£40,000,000	£0	£40,000,000	A2/A/A	6.41%	0.27000%	1.000000	Jun-12

1C1	US38741YDN67	$94,600,000	$0	$94,600,000	Baa2/BBB/BBB	5.23%	0.30000%	1.000000	Dec-08

2C1	US38741YDP16	$30,000,000	$0	$30,000,000	Baa2/BBB/BBB	5.36%	0.43000%	1.000000	Jun-10

2C2	XS0284071221	€ 30,000,000	€ 0	€ 30,000,000	Baa2/BBB/BBB	5.33%	0.45000%	1.000000	Jun-10

3C1	XS0284081618	€ 265,000,000	€ 0	€ 265,000,000	Baa2/BBB/BBB	5.38%	0.50000%	1.000000	Jun-12

3C2	XS0284075560	£36,000,000	£0	£36,000,000	Baa2/BBB/BBB	6.64%	0.50000%	1.000000	Jun-12

Notes	Granite Master Issuer plc - Series 2007-2

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

Series 07-2 1A1	US38741YDQ98	$845,292,693	$206,158,648	$639,134,045	Aaa/AAA/AAA	4.05%	0.03000%	0.602957	Jan-09

Series 07-2 1A2	XS0298974337	€ 259,169,929	€ 63,209,019	€ 195,960,910	Aaa/AAA/AAA	4.58%	0.04000%	0.602957	Jan-09

Series 07-2 1A3	XS0298979138	£119,616,890	£29,173,393	£90,443,497	Aaa/AAA/AAA	5.64%	0.04000%	0.602957	Jan-09

Series 07-2 2A1	US38741YDR71	$1,025,000,000	$0	$1,025,000,000	Aaa/AAA/AAA	4.04%	0.04000%	1.000000	Jan-10

Series 07-2 2A2	CA38741YEC99	CAD 500,000,000	CAD 0	CAD 500,000,000	Aaa/AAA/AAA	4.35%	0.09000%	1.000000	Jul-10

Series 07-2 3A1	US38741YDS54	$1,100,000,000	$0	$1,100,000,000	Aaa/AAA/AAA	4.09%	0.09000%	1.100000	Apr-12

Series 07-2 3A2	XS0298974840	€ 1,000,000,000	€ 0	€ 1,000,000,000	Aaa/AAA/AAA	4.64%	0.10000%	1.000000	Apr-12

Series 07-2 4A1	US38741YDT38	$1,000,000,000	$0	$1,000,000,000	Aaa/AAA/AAA	4.00%	-0.02000%	1.000000	Jul-13

Series 07-2 4A2	XS0298980060	£650,000,000	£0	£650,000,000	Aaa/AAA/AAA	5.71%	0.11000%	1.000000	Jul-13

Series 07-2 1B1	US38741YDU01	$66,500,000	$0	$66,500,000	Aa3/AA/AA	4.08%	0.08000%	1.000000	Jan-09

Series 07-2 2B1	US38741YDV83	$53,500,000	$0	$53,500,000	Aa3/AA/AA	4.12%	0.12000%	1.000000	Jul-10

Series 07-2 3B1	US38741YDW66	$35,000,000	$0	$35,000,000	Aa3/AA/AA	4.16%	0.16000%	1.000000	Apr-12

Series 07-2 3B2	XS0298975813	€ 100,000,000	€ 0	€ 100,000,000	Aa3/AA/AA	4.70%	0.16000%	1.000000	Apr-12

Series 07-2 3B3	XS0298980813	£53,000,000	£0	£53,000,000	Aa3/AA/AA	5.76%	0.16000%	1.000000	Apr-12

Series 07-2 1M1	US38741YDX40	$64,000,000	$0	$64,000,000	A2/A/A	4.16%	0.16000%	1.000000	Jan-09

Series 07-2 2M1	US38741YDY23	$52,000,000	$0	$52,000,000	A2/A/A	4.24%	0.24000%	1.000000	Oct-10

Series 07-2 3M2	XS0298976621	€ 162,000,000	€ 0	€ 162,000,000	A2/A/A	4.83%	0.29000%	1.000000	Apr-12

Series 07-2 3M3	XS0298981621	£20,000,000	£0	£20,000,000	A2/A/A	5.89%	0.29000%	1.000000	Apr-12

Series 07-2 2C1	US38741YEA38	$50,000,000	$0	$50,000,000	Baa2/BBB/BBB	4.43%	0.43000%	1.000000	Oct-10

Series 07-2 2C2	XS0298977512	€ 52,000,000	€ 0	€ 52,000,000	Baa2/BBB/BBB	4.97%	0.43000%	1.000000	Oct-10

Series 07-2 3C2	XS0298978320	€ 84,500,000	€ 0	€ 84,500,000	Baa2/BBB/BBB	5.03%	0.49000%	1.000000	Apr-12

Series 07-2 3C3	XS0298984641	£60,000,000	£0	£60,000,000	Baa2/BBB/BBB	6.09%	0.49000%	1.000000	Apr-12

Notes	Granite Master Issuer plc - Series 2007-3

	ISIN	Brought forward	Repaid	Outstanding	Rating	Reference Rate	Margin	Pool factor	Expected maturity
					Moodys/S&P/Fitch

Series 07-3 1A	XS0320662751	£1,000,000,000.00	£0.00	£1,000,000,000.00	Aaa/AAA/AAA	7.07%	0.40000%	1.000000	May-09

Series 07-3 1B	XS0320662165	£40,500,000.00	£0.00	£40,500,000.00	Aa3/AA/AA	7.42%	0.75000%	1.000000	Nov-10

Series 07-3 1M	XS0320661191	£40,500,000.00	£0.00	£40,500,000.00	A2/A/A	7.92%	1.25000%	1.000000	Aug-09

Series 07-3 2A	XS0320662249	£3,600,000,000.00	£0.00	£3,600,000,000.00	Aaa/AAA/AAA	7.17%	0.50000%	1.000000	Nov-10

Series 07-3 2B	XS0320661357	£92,500,000.00	£0.00	£92,500,000.00	Aa3/AA/AA	7.67%	1.00000%	1.000000	Aug-09

Series 07-3 2M	XS0320663486	£119,000,000.00	£0.00	£119,000,000.00	A2/A/A	8.27%	1.60000%	1.000000	Nov-10

Series 07-3 2C	XS0320660037	£140,000,000.00	£0.00	£140,000,000.00	Baa2/BBB/BBB	8.92%	2.25000%	1.000000	Nov-10

Credit Enhancement for Granite Master Issuer plc

					% of Notes Outstanding

Class A Notes (£ Equivalent)				£32,944,312,750	89.20%

Class B Notes (£ Equivalent)				£1,241,438,819	3.36%

Class M Notes (£ Equivalent)				£1,263,168,609	3.42%

Class C Notes (£ Equivalent)				£1,484,322,554	4.02%

Subordination Levels

				Current	Required

Class A Notes				12.60%	11.60%

Class B Notes				9.24%	8.30%

Class M Notes				5.82%	5.11%

Class C Notes				1.80%	1.85%

Required subordination levels are taken from the Offering Circular Supplement dated January 20, 2006.  There is an additional Rating Agency allowance of 0.20% to current levels in recognition of excess spread.

Programme Reserve Required Percent					1.65%

Programme Reserve Required Amount				£638,425,000	1.80%

Balance Brought Forward				£638,425,000	1.80%

Drawings this Period				£0	0.00%

*Additions this period				£0	0.00%

Current Balance of Funding 2 & Granite Master Issuer Reserve Fund				£638,425,000	1.80%

Excess Spread this Period				£16,255,201	0.05%

Currency swap triggers

		S&P	Moody's	Fitch

Dollar and Euro currency swap agreements:
Initial downgrade trigger	Short term	A1+	P-1	F1
	Long term	N/A	A1	A1

Subsequent downgrade trigger	Short term	N/A	P-2	F2
	Long term	BBB-	A3	BBB+

Second subsequent downgrade	Short term	N./A	N/A	F3
	Long term	N/A	N/A	BBB-
Dollar and Euro currency swap providers:

ABN Amro Bank NV	Short term	A-1+	P-1	F1
	Long term	AA-	Aa3	AA-

Barclays Bank PLC	Short term	A-1+	P-1	F1
	Long term	AA+	Aa1	AA-

HSBC	Short term	A-1+	P-1	F1
	Long term	AA-	Aa2	AA

Citigroup Global markets Limited	Short term	A-1+	P-1	F1
	Long term	AA-	Aa1	AA+

Swiss Re	Short term	A-1+	P-1	A-1+
	Long term	AA	Aa2	AA

UBS AG	Short term	A-1+	P-1	N/A
	Long term	AA+	Aa2	N/A

AIG	Short term	Not applicable	Not applicable	Not applicable
	Long term	Not applicable	Not applicable	Not applicable